Short-Term Bank Deposit	12 Months Ended
Dec. 31, 2019
Short-Term Bank Deposit [Abstract]
SHORT-TERM BANK DEPOSIT
NOTE 6:	SHORT-TERM BANK DEPOSIT

In 2018, the deposit bore an annual interest of 2.38% and was deposited for a six months period.

The deposit was invested with high quality financial corporation in Israel.